Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial Instruments and Financial Risk Management

35. Financial instruments and financial risk management

35.1. Financial instruments

The financial instruments were allocated to the following categories:

	December 31, 2023		December 31, 2022
€ thousand	Current	Non-current	Current	Non-current
Financial Assets measured at amortized costs
Other financial assets	545	1,200	48	449
Cash and cash equivalents	23,958	0	10,238	0
Trade receivables	300	0	1,101	0
Total	24,803	1,200	11,387	449
Derivative Financial Assets measured at fair value through profit and loss	0	0	172	0
Total financial assets	24,803	1,200	11,559	449
Financial Liabilities measured at costs
Trade and other payables	16,555	0	9,238	0
Lease liabilities	5,440	19,833	1,855	7,087
Loans and borrowings	3,286	59,496	14,440	0
Other financial liabilities	432	167	90	249
Total	25,713	79,496	25,623	7,336
Derivative Financial Liabilities measured at fair value through profit and loss	609	0	0	0
Total financial liabilities	26,322	79,496	25,623	7,336

Financial assets

For other financial assets of the category financial assets measured at cost, trade receivables, and cash and cash equivalents, it is assumed that their carrying amounts correspond to their fair values due to their short terms.

The carrying amount of non-current financial assets of the category financial assets measured at cost approximates the fair value. These include non-interest-bearing security deposits. The carrying amount approximates the fair value.

The derivative financial assets consist of a prepayment option. As of December 31, 2023, the loan agreement of May 2, 2022, is repaid in full and therefore, the prepayment option doesn’t exist anymore. The option has a fair value as of December 31, 2022, in the amount of €172 thousand. The prepayment option is recognized as other financial asset measured at fair value through profit and loss and was calculated by applying an option pricing model. This model uses the risk-free interest rate, the credit spread of the group and the interest rate volatility as material input factors. The volatility is considered as material unobservable input factor (Level 3).

Changes in level 3 financial instruments are shown in the following table:

€ thousand	Fair value January 1, 2023	Additions	Disposals	Gains/(losses) recognized in financial income /expenses	FX-effects	Fair value December 31, 2023
Other financial and non-financial assets	172	0	(172)	0	0	0

€ thousand	Fair value January 1, 2022	Additions	Disposals	Gains/(losses) recognized in financial income /expenses	FX-effects	Fair value December 31, 2022
Other financial and non-financial assets	0	454	0	(282)	0	172

Financial liabilities

Other financial liabilities as of December 31, 2023, include a carrying amount of €62,782 thousand relating to the loan agreement from April 25, 2023. The corresponding fair value amounts to €68,992 thousand.

The carrying amount of current financial liabilities in the category financial liabilities measured at cost, such as trade and other payables as well as the remaining other financial liabilities, corresponds to the fair value due to their short terms.

The carrying amount of non-current financial liabilities classified financial liabilities measured at cost, such as other financial liabilities approximate their fair value. The lease liabilities are discounted in accordance with the requirements set out in IFRS 16.

The derivative financial liabilities relating to the loan from April 25, 2023 (refer to Note 30) consist of a prepayment option and an embedded interest rate floor. As of December 31, 2023, the Level 3 fair value of the prepayment option amounts to €111 thousand (December 31, 2022: € 0) and the Level 2 fair value of the embedded floor to €(720) thousand (December 31, 2022: € 0). Both, the prepayment option and the embedded floor, are recognized as other financial liabilities measured at fair value through profit and loss (as both features constitute a multiple embedded derivative in sense of IFRS 9). The entire multiple embedded derivatives are treated as Level 3 instrument. The prepayment option as well as the embedded floor are calculated by applying an option pricing model. For the prepayment option the model uses the risk-free interest rate, the credit spread of the group and the interest rate volatility as material input factors. The credit spread as well as the interest rate volatility are considered as material unobservable input factors (Level 3 – Inputs). For the embedded floor the option price model uses the risk-free interest rate as well as the volatility on the risk-free rate (Level 2 – Inputs).

The table below summarizes the impact on the fair values of Level 3 liabilities by changing the significant unobservable input factors:

	December 31, 2023 - Profit or loss
€ thousand	increase	decrease
Prepayment option in the loan agreement of April 25, 2023
Interest rate volatility (movement +/- 5%)	88	(80)
Credit Spread (movement +/- 1%)	(25)	26

Changes in level 3 financial liabilities are shown in the following table:

€ thousand	Fair value January 1, 2023	Additions	Disposals	(Gains)/losses recognized in financial income /expenses	FX-effects	Fair value December 31, 2023
Other financial liabilities	0	1,179	0	(578)	9	609

Net gains/losses in the profit and loss statement

The net gains/losses by measurement category are as follows:

2023 - € thousand			Other income and cost items, or gain and loss items
Financial assets	AC	Measured at amortized cost	(330)
Derivative financial assets	FVTPL	Measured subsequently at fair value through profit or loss	0
Derivative Financial Liabilities	FVTPL	Measured subsequently at fair value through profit or loss	578

2022 - € thousand			Other income and cost items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative financial assets	FVTPL	Measured subsequently at fair value through profit or loss	(282)

2021 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative financial assets	FVTPL	Measured subsequently at fair value through profit or loss	0

35.2. Financial risk management

The Group is exposed to the following risks from the use of financial instruments:

•
Credit risk (see Note 35.2 a))
•
Liquidity risk (see Note 35.2 b))
•
Market risk (see Note 35.2 c))

Principles of risk management

The Management Board of the Company is responsible for the structure and control of the Group’s risk management. For this purpose, the Management Board has appointed employees who are responsible for monitoring and developing the Group’s risk management policies. The employees submit regular reports to the Management Board about their activities. The risk management policies and the risk management systems are reviewed regularly to reflect changes in market conditions and the Group’s activities.

Capital risk management

The Group’s primary financial objectives include increasing the enterprise value on a sustained basis, ensuring solvency at all times to safeguard the Group’s ability as a going concern, and maintaining an optimal capital structure. Ensuring sufficient available liquidity is of key significance in this context. These objectives are managed by means of an integrated controlling concept, in which as part of the monthly closing process, management is provided with current indicators for various items of the financial statements and therefore also for changes in equity, and as the basis for necessary entrepreneurial decisions. The equity ratio as of December 31, 2023, was -41.4% (2022: 34.6%, 2021: 78.6%). The strong decrease of the equity ratio is due to the high consolidated net loss for the financial year 2023 as well as the increase in loans and borrowings, contract liabilities and lease liabilities. The equity ratio was calculated as the ratio of total equity to total assets.

There have been no changes in the Group’s overall capital risk management strategy relative to 2022.

a)
Credit risk

Credit risk is the risk of financial loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk arises principally from the Group’s trade receivables and its cash and cash equivalents. The carrying amounts of the other financial assets and of contract assets correspond to the maximum credit risk exposure.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, that includes forward-looking information. The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.

The Group considers a financial asset to be in default when the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held) or the financial assets is more than 90 days past due.

Impairments of financial assets are recognized in profit or loss as follows:

Trade receivables

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, the Group’s Management Board also considers the factors that may influence the credit risk of the customer base, including the credit risk associated with the industries, countries, and regions in which the customers are operating.

Detailed disclosures concerning the concentration of revenue in particular areas/regions can be found in Note 6. Segment reporting and information on geographical areas.

The Group has a receivables management system that facilitates initial and ongoing analysis of customer creditworthiness individually. This analysis comprises external ratings, information by credit agencies (if available), industry information, and, in some cases, information provided by banks. Before the Group enters a business relationship, a salesperson has to submit this opportunity into a Sales Triage with the purpose to analyze all facets of the opportunity. Prior to entering into business relationship with a customer, a member of the sales department enters the opportunity in a “sales triage” tool which analyzes key facts of the opportunity. The Group limits its credit risk from trade receivables by determining a maximum.

Trade receivables are impaired where there is no reasonable expectation of recovery. A general indicator that there is no reasonable expectation of recovery is the failure to make contractual payments for a period of more than 90 days past due, unless other indicators exist that contradict this general assumption..

The overall credit risk exposure is considered low.

Other financial assets

As of the reporting date, other non-current financial assets primarily include security deposits for rental agreements of the Group. Other current financial assets include mainly receivables from suppliers.

The credit risk exposure resulting from receivables from security deposits is considered low since the deposits are hold at separate accounts restricted from usage for other purposes.

Cash and cash equivalents

The estimated loss allowance for cash and cash equivalents was calculated based upon expected losses within 12 months and reflects the short terms to maturity. As of December 31, 2023, the expected credit loss is not material and therefore was not recognized.

b)
Liquidity risk

Liquidity risk is the risk that the Group might not be able to settle its financial liabilities as contractually agreed by delivering cash or other financial assets. The Group’s objective for liquidity management is to ensure that to the extent possible, sufficient cash funds are available at all times to be able to meet its payment obligations when due under both normal and stress scenarios, without having to bear any unsustainable losses or damage to the Group’s reputation.

The Group uses activity-based cost accounting to calculate the costs of its product and services. This enables the Group to monitor cash requirements and to optimize cash inflows on capital employed.

Prudent liquidity risk management means being able to meet obligations when due at any time and, beyond that, maintaining sufficient cash and cash equivalents for unplanned expenditures. Management applies rolling forecasts to monitor cash and cash equivalents based upon expected cash flows. This is generally done centrally for the Group.

To ensure the Group’s solvency and its ability as a going concern, the Group implemented an adapted profit and liquidity planning for the year 2024. To ensure the financing, the subsidiary, Mynaric USA Inc. (“Mynaric USA”), entered into a new five-year term loan credit agreement in the amount of $75.0 million, and Mynaric AG received an equity investment in the amount of €12.4 million on April 25, 2023. In March 2024, the Group amended the term loan credit agreement to add a delayed draw term loan facility in an aggregate amount of $20,000 thousand, of which $10,000 thousand remain undrawn as of the date hereof (refer to Note 38).

The following table shows the remaining contractual terms of financial liabilities as of the reporting date, including estimated interest payments. The amounts presented are undiscounted gross amounts, including contractual interest payments but excluding the presentation of netting effects.

	December 31, 2023
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	16,555	16,555	0	0	0	16,555
Lease liabilities	25,273	5,679	4,062	10,227	26,022	45,990
Loans and borrowings	62,782	10,227	10,227	106,947	0	127,401
Other financial liabilities	1,208	1,043	98	82	0	1,222
Total	105,818	33,504	14,387	117,256	26,022	191,168

	December 31, 2022
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	9,238	9,238	0	0	0	9,238
Lease liabilities	8,942	1,901	1,905	3,405	2,372	9,583
Loans and borrowings	14,440	14,440	0	0	0	14,440
Other financial liabilities	339	188	98	180	0	466
Total	32,959	25,767	2,003	3,585	2,372	33,727

c)
Market risk

Market risk is the risk that market prices, such as exchange rates, interest rates, or share prices, can change and thus can affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable ranges, while simultaneously optimizing yield.

Currency risk

The Group is exposed to transactional foreign currency risks to the extent that currencies in which sales and purchase transactions as well as receivables and lending transactions are denominated do not correspond to the functional currency of the Group companies. The functional currencies of the Group companies are the Euro and the US dollar. The transactions mentioned above are mainly denominated in Euro, USD, RMB, GBP and CHF.

Effects of currency risk

The following is a summary of quantitative information about the Group’s currency risk exposure provided to Group management:

December 31, 2023
€ thousand	USD
Intercompany receivables	1,724
Other financial assets	70
Cash and cash equivalents	5,106
Intercompany payables	(11,725)
Trade payables	(1,634)
Net statement of financial position exposure	(6,459)

December 31, 2022
€ thousand	USD
Intercompany receivables	4,060
Other financial assets	7,500
Cash and cash equivalents	3,868
Intercompany payables	(55)
Trade payables	(142)
Other liabilities	(435)
Net statement of financial position exposure	14,796

Sensitivity analysis

A potential appreciation (depreciation) of EUR, USD against other currencies as of December 31 would have influenced the measurement of financial instruments denominated in foreign currency and would have affected equity and profit or loss in the amounts presented below. The analysis assumes that all other influencing factors, above all the interest rates, remain constant. The effects of the forecast sales and purchase transactions are ignored.

Effects on Group profit/loss
	2023		2022		2021
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	0	0	(328)	328
USD	(323)	323	740	(740)	1,818	(1,818)
Total	(323)	323	740	(740)	1,490	(1,490)

Effects on Group equity
	2023		2022		2021
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	0	0	(325)	325
USD	(323)	323	740	(740)	1,818	(1,818)
Total	(323)	323	740	(740)	1,493	(1,493)

The following exchange rates were used:

	Average rate			Spot exchange rate as of the reporting date
	2023	2022	2021	2023	2022	2021
EUR/USD	0.92368	0.95441	0.84819	0.90498	0.93756	0.88292

Interest rate risk

As of the reporting date, the Group does have an multiple embedded derivative related to the loan agreement, which is included in the other financial and non-financial liabilities. This consists of a prepayment option amounting to €111 thousand (December 31, 2022: € 0) and a embedded floor amounting to €(720) thousand (December 31, 2022: € 0). This derivative is exposed to interest rate changes. A sensitivity analysis and their effects on the consolidated equity is disclosed in Note 35.1.